Business Combination and Reverse Recapitalization (Tables)	6 Months Ended
Jun. 30, 2022
Business Combination and Reverse Recapitalization [Abstract]
Summary of Net Proceeds from Business Combination

The following table summarizes the net proceeds from the Business Combination, as reconciled to the accompanying condensed consolidated statements of noncontrolling interest, redeemable convertible preferred stock and stockholder’s equity (deficit) and the condensed consolidated statements of cash flows:

Amount
Cash - CPSR trust and cash (net of redemptions)	$7,558
Cash - PIPE Investment	90,000
Cash - Backstop Agreement	7,442
Gross proceeds	$105,000
Less: transaction costs, advisory fees and liabilities paid	(34,522)
Net proceeds from the Business Combination	$70,478

Schedule of Number of Shares of Common Stock Issued and Outstanding Immediately Consummation of Business Combination

The number of shares of common stock issued and outstanding immediately following the consummation of the Business Combination was as follows:

Common Stock
CPSR Public Stockholders	755,223
CPSR Sponsor Stockholders	4,916,250
Total CPSR Stockholders	5,671,473
Common stock issued to Gelesis Legacy Equityholders	54,814,847
Common stock issued to PIPE Investors and Backstop Agreement	11,727,967
Total common stock immediately after Closing	72,214,287